RELATED PARTIES (Details Narrative)				1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 02, 2020 USD ($)	Nov. 06, 2019 USD ($) shares	Nov. 06, 2019 CNY (¥) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Professional fees						$ 67,373	$ 46,886		$ 233,482	$ 185,749	$ 126,503
Cash						53,799		$ 119,357	119,357	63,990
Settle of unpaid cash							20,000
Principal amount								58,929	$ 58,929				¥ 374,500
Annual interest rate				18.00%	18.00%									18.00%	18.00%
Debt maturity date									Dec. 31, 2022
Accrued interest expenses								55,830	$ 55,830	18,380
Stock issued during period value issued for services							2,000		305,000	180,000
Smarten Co [Member]
Related Party Transaction [Line Items]
Settle of unpaid cash	$ 287,280	$ 287,280	¥ 2,000,000	$ 287,280	¥ 2,000,000
Stock issued during period shares new issues | shares		1,800,000	1,800,000
Smarten Co [Member]
Related Party Transaction [Line Items]
Cash								$ 10,074	$ 10,074				¥ 65,000
Share price | $ / shares								$ 0.10	$ 0.10
Stock issued during period shares issued for services | shares									240,000
Stock issued during period value issued for services									$ 24,000
President and CEO [Member]
Related Party Transaction [Line Items]
Management fee						18,000	18,000		72,000
Settle of unpaid cash									$ 100,000
Stock issued during period shares new issues | shares									1,000,000
Principal amount														$ 55,830	¥ 364,500
Annual interest rate								100.00%	100.00%				100.00%
Accrued interest expenses						2,651	2,757	$ 10,168	$ 10,168	4,752
Share price | $ / shares								$ 0.10	$ 0.10
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Professional fees						12,000	12,000		$ 48,000	$ 48,000
General Manager [Member]
Related Party Transaction [Line Items]
Share price | $ / shares								$ 0.10	$ 0.10
Stock issued during period shares issued for services | shares								170,000
Stock issued during period value issued for services								$ 17,000
General Manager [Member] | Smarten Co [Member]
Related Party Transaction [Line Items]
Cash						$ 6,137						¥ 39,000
Settle of unpaid cash									$ 100,000
Stock issued during period shares new issues | shares									1,000,000
Share price | $ / shares								$ 0.10	$ 0.10
CEO and CFO [Member] | Accounts Payable [Member]
Related Party Transaction [Line Items]
Settle of unpaid cash							$ 10,000		$ 76,000
Stock issued during period shares new issues | shares							100,000		760,000
Director and Officers [Member]
Related Party Transaction [Line Items]
Settle of unpaid cash									$ 47,000
Stock issued during period shares new issues | shares									470,000	1,700,000
Share price | $ / shares								$ 0.10	$ 0.10
Former Director [Member]
Related Party Transaction [Line Items]
Accrued interest expenses								$ 55,830	$ 55,830	$ 18,380